Operating Leases (Tables)	12 Months Ended
Mar. 31, 2025
Operating Leases [Abstract]
Schedule of Operating Lease

Operating lease right-of-use assets as of March 31, 2025 and 2024 were as follows:

	As of March 31,
	2025	2024

Office and warehouse	$341,730	$343,453
Less: accumulated amortization	(165,082)	(107,605)
Total right-of-use assets, net	$176,648	$235,848

Operating lease liabilities as of March 31, 2025 and 2024 consisted of the following:

	As of March 31,
	2025	2024

Office and warehouse	$176,648	$235,848
Total operating lease liabilities, net	$176,648	$235,848

Current portion and non-current portion of operating lease liabilities as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Non-current portion of operating lease liabilities – related party	$115,419	$177,538
Current portion of operating lease liabilities – related party	61,229	58,310
Total operating lease liabilities	$176,648	$235,848

Schedule of Maturity Analysis of Operating Lease Liabilities

Maturity analysis of operating lease liabilities as of March 31, 2025 is as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	5.40%
One year	500,400	$68,957
Two years	500,400	68,957
Three years	375,300	51,718
Total undiscounted cash flows	1,376,100	$189,632
Less: imputed interest	(94,219)	(12,984)
Operating lease liabilities	1,281,881	176,648